VARIABLE INTEREST ENTITIES - CONSOLIDATED (Details) - CAD CAD in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Assets
Cash and cash equivalents	CAD 2,117	CAD 1,015	CAD 1,261	CAD 756
Restricted cash	68	34
Accounts receivable and other	4,978	5,430
Accounts receivable from affiliates	14	7
Inventory	1,233	1,111
Total Current assets	8,410	7,597
Property, plant and equipment, net	64,284	64,434
Long-term investments	6,836	7,008
Restricted long-term investments	90	49
Deferred amounts and other assets	3,113	3,160
Intangible assets, net	1,573	1,348
Goodwill	78	80	CAD 483
Deferred income taxes	1,170	839
Assets held for sale	278
Total Assets	85,832	84,515
Liabilities
Bank indebtedness	623	361
Accounts payable and other	7,295	7,351
Accounts payable to affiliates	122	48
Interest payable	333	324
Environmental liabilities	142	141
Current maturities of long-term debt	4,100	1,990
Total Current liabilities	12,966	10,814
Long-term debt	36,494	39,391
Other long-term liabilities	4,981	6,056
Deferred income taxes	6,036	5,915
Total Liabilities	60,477	62,176
Variable Interest Entity, Primary Beneficiary
Assets
Cash and cash equivalents	486	362
Restricted cash		26
Accounts receivable and other	781	972
Accounts receivable from affiliates	3	29
Inventory	53	54
Total Current assets	1,323	1,443
Property, plant and equipment, net	45,720	45,882
Long-term investments	954	1,005
Restricted long-term investments	83	45
Deferred amounts and other assets	1,949	1,806
Intangible assets, net	488	525
Goodwill	29	29
Deferred income taxes	231	267
Assets held for sale	278
Total Assets	51,055	51,002
Liabilities
Bank indebtedness	172	33
Accounts payable and other	1,446	2,077
Accounts payable to affiliates	105	92
Interest payable	204	202
Environmental liabilities	140	139
Current maturities of long-term debt	342	760
Total Current liabilities	2,409	3,303
Long-term debt	20,176	19,998
Other long-term liabilities	1,207	1,340
Deferred income taxes	1,753	1,253
Total Liabilities	25,545	25,894
Net assets before noncontrolling interest	CAD 25,510	CAD 25,108
Enbridge Energy Partners, L.P.
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	35.30%	35.70%	33.70%
Enbridge Income Partners LP
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	79.10%
Direct common interest (as a percent)	54.20%
The Fund
VARIABLE INTEREST ENTITY
Economic interest (as a percent)	86.90%	89.20%	66.40%
Direct common interest (as a percent)	43.20%	49.20%	11.90%
Other Limited Partnerships
VARIABLE INTEREST ENTITY
Direct common interest (as a percent)	100.00%
Enbridge Energy Company, Inc.
VARIABLE INTEREST ENTITY
Ownership percentage in subsidiary	100.00%
Enbridge Income Partners LP | Alliance Pipeline
VARIABLE INTEREST ENTITY
Ownership interest (as a percent)	50.00%
Enbridge Management Services Inc.
VARIABLE INTEREST ENTITY
Ownership percentage in subsidiary	100.00%